PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment as of June 30, 2018 and 2017 consisted of the following:

	Useful life (years)	Salvage value	2018	2017

Leasehold improvements	3-5	0- 3%	$478,752	$467,564
Vehicles	4-5	3%-5%	1,138,974	1,112,359
Office equipment	3-5	3%	176,285	172,166
Electric equipment	3	3%	37,303	34,632

Less: accumulated depreciation			(1,610,114)	(1,192,573)
Property and equipment, net			$221,200	$594,148